RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Disclosure of transactions between related parties	The following table summarizes other transactions the partnership has entered into with related parties:

	Year ended December 31,
(US$ MILLIONS)	2020	2019	2018
Transactions during the period
Revenues (1)	$612	$452	$435
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(1)Within the business services segment, the partnership provides construction services to affiliates of Brookfield.

(US$ MILLIONS)	December 31, 2020	December 31, 2019
Balances at end of period:
Financial assets	$—	$174
Accounts and other receivable, net	$98	$36
Accounts payable and other	$97	$242